INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets [Table Text Block]
	Year Ended December 31,
	2013	2012
Net operating losses carryforwards	$419,000	$74,000
Less: valuation allowance	(419,000)	(74,000)
Deferred tax assets, net	$-	$-